                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3561
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                     CAPITAL APPRECIATION VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

                                                      COMPASS [graphic omitted]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                        FIXED/VARIABLE ANNUITIES
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS

                     QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2007

                     Capital Appreciation Variable Account

                                                                       issued by
                                    Sun Life Assurance Company of Canada (U.S.),
                                                    A Wholly Owned Subsidiary of
                                        Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    9/30/07 (Unaudited)

Capital Appreciation Variable Account

ISSUER                                                                                           SHARES/PAR          VALUE ($)
COMMON STOCKS - 99.1%

AEROSPACE - 2.8%
Precision Castparts Corp.                                                                            11,080        $  1,639,618
United Technologies Corp.                                                                            50,800           4,088,384
                                                                                                                   ------------
                                                                                                                   $  5,728,002
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 1.3%
Diageo PLC                                                                                          121,780        $  2,675,213
                                                                                                                   ------------

APPAREL MANUFACTURERS - 2.6%
LVMH Moet Hennessy Louis Vuitton S.A.                                                                25,790        $  3,094,082
NIKE, Inc., "B"                                                                                      38,080           2,233,773
                                                                                                                   ------------
                                                                                                                   $  5,327,855
                                                                                                                   ------------
AUTOMOTIVE - 0.8%
Bayerische Motoren Werke AG                                                                          24,840        $  1,603,310
                                                                                                                   ------------

BIOTECHNOLOGY - 5.5%
Amgen, Inc. (a)                                                                                      52,150        $  2,950,126
Celgene Corp. (a)                                                                                    24,970           1,780,611
Genentech, Inc. (a)                                                                                  14,280           1,114,126
Genzyme Corp. (a)                                                                                    61,850           3,832,226
Millipore Corp. (a)                                                                                  20,590           1,560,722
                                                                                                                   ------------
                                                                                                                   $ 11,237,811
                                                                                                                   ------------
BROADCASTING - 1.0%
News Corp., "A"                                                                                      97,330        $  2,140,287
                                                                                                                   ------------

BROKERAGE & ASSET MANAGERS - 2.8%
Charles Schwab Corp.                                                                                 95,510        $  2,063,016
Deutsche Boerse AG                                                                                   13,360           1,820,745
Franklin Resources, Inc.                                                                              4,500             573,750
Morgan Stanley                                                                                       20,100           1,266,300
                                                                                                                   ------------
                                                                                                                   $  5,723,811
                                                                                                                   ------------
BUSINESS SERVICES - 3.9%
Amdocs Ltd. (a)                                                                                     115,790        $  4,306,230
Automatic Data Processing, Inc.                                                                      17,430             800,560
Fidelity National Information Services, Inc.                                                         25,540           1,133,210
Western Union Co.                                                                                    80,710           1,692,489
                                                                                                                   ------------
                                                                                                                   $  7,932,489
                                                                                                                   ------------
CABLE TV - 0.9%
Comcast Corp., "A" (a)                                                                               78,550        $  1,899,339
                                                                                                                   ------------

COMPUTER SOFTWARE - 7.6%
Adobe Systems, Inc. (a)                                                                              63,350        $  2,765,861
Citrix Systems, Inc. (a)                                                                             31,590           1,273,709
Microsoft Corp.                                                                                     148,400           4,371,864
Oracle Corp. (a)                                                                                    328,830           7,119,169
                                                                                                                   ------------
                                                                                                                   $ 15,530,603
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 3.5%
Apple Computer, Inc. (a)                                                                             14,200        $  2,180,268
Dell, Inc. (a)                                                                                       59,250           1,635,300
EMC Corp. (a)                                                                                        89,600           1,863,680
Network Appliance, Inc. (a)                                                                          56,710           1,526,066
                                                                                                                   ------------
                                                                                                                   $  7,205,314
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 4.1%
Apollo Group, Inc., "A" (a)                                                                          17,650        $  1,061,648
Colgate-Palmolive Co.                                                                                21,390           1,525,535
eBay, Inc. (a)                                                                                       41,820           1,631,816
Procter & Gamble Co.                                                                                 61,040           4,293,554
                                                                                                                   ------------
                                                                                                                   $  8,512,553
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 5.7%
Danaher Corp.                                                                                        39,250        $  3,246,367
General Electric Co.                                                                                129,060           5,343,084
Rockwell Automation, Inc.                                                                            24,960           1,734,970
W.W. Grainger, Inc.                                                                                  15,720           1,433,507
                                                                                                                   ------------
                                                                                                                   $ 11,757,928
                                                                                                                   ------------
ELECTRONICS - 6.6%
Intel Corp.                                                                                         237,180        $  6,133,475
KLA-Tencor Corp.                                                                                     37,420           2,087,288
National Semiconductor Corp.                                                                         39,680           1,076,122
Samsung Electronics Co. Ltd., GDR                                                                     6,380           2,001,725
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                    224,044           2,267,325
                                                                                                                   ------------
                                                                                                                   $ 13,565,935
                                                                                                                   ------------
ENERGY - INTEGRATED - 2.0%
Exxon Mobil Corp.                                                                                    31,440        $  2,910,086
Hess Corp.                                                                                           18,540           1,233,466
                                                                                                                   ------------
                                                                                                                   $  4,143,552
                                                                                                                   ------------
FOOD & BEVERAGES - 4.1%
General Mills, Inc.                                                                                  17,540        $  1,017,495
Nestle S.A.                                                                                           8,156           3,665,854
PepsiCo, Inc.                                                                                        51,610           3,780,949
                                                                                                                   ------------
                                                                                                                   $  8,464,298
                                                                                                                   ------------
FOOD & DRUG STORES - 1.9%
CVS Caremark Corp.                                                                                   96,309        $  3,816,726
                                                                                                                   ------------

GAMING & LODGING - 1.5%
International Game Technology                                                                        28,190        $  1,214,989
Royal Caribbean Cruises Ltd.                                                                         46,750           1,824,652
                                                                                                                   ------------
                                                                                                                   $  3,039,641
                                                                                                                   ------------
GENERAL MERCHANDISE - 2.3%
Family Dollar Stores, Inc.                                                                           56,590        $  1,503,030
Target Corp.                                                                                         49,040           3,117,473
                                                                                                                   ------------
                                                                                                                   $  4,620,503
                                                                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
UnitedHealth Group, Inc.                                                                             26,040        $  1,261,117
                                                                                                                   ------------

INSURANCE - 0.9%
Aflac, Inc.                                                                                          33,400        $  1,905,136
                                                                                                                   ------------

INTERNET - 2.1%
Google, Inc., "A" (a)                                                                                 7,580        $  4,299,907
                                                                                                                   ------------

LEISURE & TOYS - 0.5%
Electronic Arts, Inc. (a)                                                                            17,150        $    960,228
                                                                                                                   ------------

MAJOR BANKS - 2.6%
Bank of New York Mellon Corp.                                                                        40,204        $  1,774,605
State Street Corp.                                                                                   52,410           3,572,266
                                                                                                                   ------------
                                                                                                                   $  5,346,871
                                                                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
Cardinal Health, Inc.                                                                                16,760        $  1,048,003
                                                                                                                   ------------

MEDICAL EQUIPMENT - 4.7%
Advanced Medical Optics, Inc. (a)                                                                    63,100        $  1,930,229
C.R. Bard, Inc.                                                                                       8,100             714,339
DENTSPLY International, Inc.                                                                         20,090             836,548
Medtronic, Inc.                                                                                      90,070           5,080,849
ResMed, Inc. (a)                                                                                     24,220           1,038,311
                                                                                                                   ------------
                                                                                                                   $  9,600,276
                                                                                                                   ------------
NETWORK & TELECOM - 3.8%
Cisco Systems, Inc. (a)                                                                             178,650        $  5,915,101
Juniper Networks, Inc. (a)                                                                           23,230             850,450
QUALCOMM, Inc.                                                                                       26,590           1,123,693
                                                                                                                   ------------
                                                                                                                   $  7,889,244
                                                                                                                   ------------
OIL SERVICES - 3.1%
Halliburton Co.                                                                                      54,970        $  2,110,848
Noble Corp.                                                                                          41,870           2,053,723
Schlumberger Ltd.                                                                                    10,070           1,057,350
Weatherford International Ltd. (a)                                                                   16,050           1,078,239
                                                                                                                   ------------
                                                                                                                   $  6,300,160
                                                                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.0%
American Express Co.                                                                                 50,590        $  3,003,528
Commerce Bancorp, Inc.                                                                               26,550           1,029,609
Moody's Corp.                                                                                        20,970           1,056,888
UBS AG                                                                                               57,730           3,105,791
                                                                                                                   ------------
                                                                                                                   $  8,195,816
                                                                                                                   ------------
PHARMACEUTICALS - 7.6%
Allergan, Inc.                                                                                       30,800        $  1,985,676
Bayer AG                                                                                             14,470           1,152,651
Johnson & Johnson                                                                                    57,030           3,746,871
Novartis AG, ADR                                                                                     27,780           1,526,789
Roche Holding AG                                                                                     23,120           4,194,424
Wyeth                                                                                                64,620           2,878,821
                                                                                                                   ------------
                                                                                                                   $ 15,485,232
                                                                                                                   ------------
SPECIALTY CHEMICALS - 1.0%
Praxair, Inc.                                                                                        23,430        $  1,962,497
                                                                                                                   ------------

SPECIALTY STORES - 3.4%
CarMax, Inc. (a)                                                                                     62,940        $  1,279,570
Lowe's Cos., Inc.                                                                                    53,820           1,508,036
Nordstrom, Inc.                                                                                      33,700           1,580,193
Staples, Inc.                                                                                       122,360           2,629,516
                                                                                                                   ------------
                                                                                                                   $  6,997,315
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
America Movil S.A.B. de C.V., "L", ADR                                                               52,050        $  3,331,200
                                                                                                                   ------------

TOBACCO - 0.5%
Altria Group, Inc.                                                                                   14,890        $  1,035,302
                                                                                                                   ------------

TRUCKING - 1.3%
FedEx Corp.                                                                                          11,080        $  1,160,630
United Parcel Service, Inc., "B"                                                                     19,530           1,466,703
                                                                                                                   ------------
                                                                                                                   $  2,627,333
                                                                                                                   ------------
  TOTAL COMMON STOCKS                                                                                              $203,170,807
                                                                                                                   ------------

SHORT-TERM OBLIGATIONS - 0.6%
Cargill, Inc., 4.85%, due 10/01/07 (t)(y)                                                        $1,235,000        $  1,235,000
                                                                                                                   ------------
  TOTAL INVESTMENTS                                                                                                $204,405,807
                                                                                                                   ------------

OTHER ASSETS, LESS LIABILITIES - 0.3%                                                                                   626,677
                                                                                                                   ------------

  NET ASSETS - 100.0%                                                                                              $205,032,484
                                                                                                                   ------------

(a) Non-income producing security.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPITAL APPRECIATION VARIABLE ACCOUNT
            --------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2007
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* Print name and title of each signing officer under his or her signature.